STOCKHOLDERS' EQUITY (Details) - USD ($)						1 Months Ended			6 Months Ended	12 Months Ended
	Apr. 12, 2018	Mar. 09, 2018	Jul. 10, 2017	Jan. 15, 2016	Jan. 15, 2015	Jun. 30, 2018	May 31, 2018	Dec. 02, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Outstanding at beginning of the period (in shares)									1,003,836	1,029,262
Granted (in shares)		60,390	50,000	220,000	260,000		7,050	55,648	298,914
Exercised (shares)						(8,667)
Outstanding at the end of the period (in shares)										1,003,836	1,029,262
Wtd Avg. Exercise Price
Granted (in dollars per share)		$ 6.45		$ 0.95				$ 3.025
Exercised (in dollars per share)	$ 6.20		$ 4.15
Intrinsic Value of Options
Forfeited, Intrinsic Value of Exercisable Options										$ 0
Employee Stock Option
Number of Options
Outstanding at beginning of the period (in shares)				590,410					1,003,836	1,029,262	590,410
Granted (in shares)									73,440	58,000	500,356
Exercised (shares)									(8,667)
Forfeited/Expired									(6,000)	(83,426)	(61,504)
Outstanding at the end of the period (in shares)						1,062,609			1,062,609	1,003,836	1,029,262	590,410
Exercisable (in shares)						943,407			943,407	891,087	603,655	3,349,672
Wtd Avg. Exercise Price
Outstanding at beginning of the period (in dollars per share)				$ 7.50					$ 4.69	$ 5.00	$ 7.50
Granted (in dollars per share)									6.32	4.00	2.25
Exercised (in dollars per share)									3.88
Forfeited/Expired									10.00	8.50	7.25
Outstanding at end of the period (in dollars per share)						$ 4.78			$ 4.78	$ 4.69	$ 5.00	$ 7.50
Wtd Avg. Remaining Term
Granted Weighted Average Remaining Term									5 years	5 years	4 years 10 months 13 days
Outstanding, Wtd Average Remaining Term									2 years 6 months 11 days	2 years 7 months 20 days	3 years 4 months 2 days	3 years 7 months 10 days
Intrinsic Value of Options
Granted, Intrinsic Value of Exercisable Options									$ 0	$ 0	$ 0
Outstanding, Intrinsic Value (in dollars)						$ 3,232,212			$ 3,232,212	$ 1,356,188	$ 1,161,244	$ 235,330